Dividends Per Share - Summary of Dividend Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Aggregate amount	¥ 143,742	¥ 158,755
Sumitomo mitsui banking corporation [member]
Dividends per share	¥ 95	¥ 90
Aggregate amount	¥ 132,582	¥ 126,950